                           FOUNTAIN SQUARE(R) FUNDS

                            [PICTURE APPEARS HERE]


                                                  ------------------------------
                                                  COMMERCIAL PAPER FUND
                                                  ------------------------------
                                                  ------------------------------
                                                  GOVERNMENT CASH RESERVES FUND
                                                  ------------------------------
                                                  ------------------------------
                                                  U.S. TREASURY OBLIGATIONS FUND
                                                  ------------------------------

                         Annual Report to Shareholders

                                                                   July 31, 1998

--------------------[LOGO OF FIFTH THIRD BANK APPEARS HERE]---------------------

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus, which contains facts concerning the objectives and policies, management fees, expenses and other information.

For more complete information on the Fountain Square Funds, including fees, expenses and sales charges, please call 1-888-799-5353 for a prospectus, which you should read carefully before you invest or send money. The Fountain Square Funds are distributed by BISYS Fund Services.

Fifth Third Bank serves as Investment Advisors to the Funds and receives a fee for its services.

Fountain Square Funds, like all mutual funds:
 . are NOT FDIC insured
 . have no bank guarantee
 . may lose value

Letter from the Chief Investment Officer
--------------------------------------------------------------------------------

  Dear Shareholder:

       We are pleased to present the Fountain Square Money Market Funds' Annual Report for the 12 months ended July 31, 1998. This letter offers us an opportunity to discuss the Funds' performance during the period, comment on recent market conditions, describe our investment strategy in that environment, and review our outlook and strategy for the coming months.

  Strong performance amid volatility

       The 12-month period ended July 31, 1998, was marked by moderate to strong economic growth with a decline in inflation and interest rates, and respectable corporate profits. In that environment, the stock market continued to post gains, with the S&P 500/1/ delivering a total return of 19.31%. The period also saw strong money flows into equities from investors, and a solid performance from bonds. The low inflation environment helped push the yield on the 30-year Treasury bond down from 6.45% to 5.70% at the end of the period.

       As investors reacted to the Asian economic crisis that began last year, there was considerable volatility from month to month. In our view, investors were concerned that Asia's weak economy could possibly damage the earnings of firms within the United States. We believe that investors also worried that the tight labor market in the United States could lead to an increase in inflation. Those concerns caused stock and bond prices to fluctuate considerably during the period.

  A solid, long-term approach

       Our Funds performed well during the period. Based on peer group rankings by Lipper Analytical Services, Inc. as of July 31, 1998, the Fountain Square Government Cash Reserves Fund (Investment Shares) was among the top 30% of all money market funds during the 12 months through July 31, 1998, according to Lipper Analytical Services, Inc. In fact, for both the three year period and the five year period ending July 31, 1998, the Fountain Square Government Cash Reserves Fund ranked in the top 25% of all money market funds./2/

       This performance reflects our aim of seeking discipline, while having a long-term approach in investing. We seek to keep our Funds fully invested, making no attempt to time the market.

  A challenging environment ahead

       We are optimistic that inflation will remain low and that interest rates will decline further in the months ahead. However, the continuing fallout from the Asian crisis may dampen U.S. economic growth and hurt overall corporate earnings.

       Periods of stock market volatility, such as the current one, can be unsettling. But such times also offer an opportunity to revisit the principles that guide our investment strategy. One principle is consistency: We will maintain our strategy regardless of temporary fluctuations in securities prices and will continue to invest in portfolios designed to meet our Funds' stated long-term objectives.

       There is little to be gained--and much to be lost--by adopting a strategy that attempts to predict the financial markets' short-term movements. We are firmly convinced that a sound and consistent long-term

--------------------------------------------------------------------------------

       investment policy offers the most effective way to cope with temporary market swings. Such a policy also provides the best opportunity for our Funds and their shareholders to achieve their financial goals.

       During the coming period the Fountain Square Funds will change their name to the Fifth Third Funds. The change reflect the Funds' association with the Fifth Third Bank. The Funds themselves--their strategies, objectives and management--will not change, however, shareholders can continue to rely upon them to employ consistent strategies in pursuit of long-term goals.

       Thank you for your continued confidence in the Fountain Square Funds. We will aim to continue to manage the Funds with a disciplined, long-term approach and to do our best to help you meet your financial goals while avoiding undue risk.

       Sincerely,

       /s/ James D. Berghausen

       James D. Berghausen, CFA
       Chief Investment Officer
       Fifth Third Bank








-------------
   /1/ Standard & Poor's 500 Stock Index is an unmanaged market index. This index does not include transaction costs associated with buying and selling securities, nor does it include any management fees.
   /2/ For the 1-year period ended July 31, 1998, the Fountain Square Government
       Cash Reserves Fund (Investment Shares) ranked 33 out of 112 funds within the Lipper U.S. Government Money Market Funds category. For the 3-year period ending July 31, 1998, the Fund ranked 24 out of 101. For the 5-year period ending July 31, 1998, the Fund ranked 18 out of 83. The Lipper ranking is based on total return and does not reflect a sales charge.

--------------------------------------------------------------------------------
Fountain Square Money Market Funds/+/

   An interview with Molly Murphy, portfolio manager.

   Q. What conditions affected the Money Market Funds during the 12 months ended July 31, 1998?

   A. In the money markets, we are most affected by Federal Reserve policy and investors' preferences among issues of different quality. In addition, the federal budget surplus has reduced the supply of Treasuries entering the market, which has driven rates down across the yield curve. While the Federal Reserve Board kept a neutral stance throughout the period, speculation about potential changes in money supply caused volatility in the money markets. Investors' opinions about the likely direction of rates shifted dramatically during the period, in response to conflicting economic data. For example, investors early in the period were concerned that the Asian financial crisis could crimp our economy and lead to lower rates. Then signs of strong economic growth raised fears that the Fed would be forced to increase rates. But investors late in the period once again saw reason to believe that Asia's problems would slow our economy and lead to a decline in rates.

   Q. How did you manage the Funds' average maturities?

   A. We kept the Funds' average maturities neutral throughout most of the period, while at times positioning the Funds somewhat shorter than their benchmarks. We did not want to make any large bets on the direction of interest rates in such an uncertain environment, and shorter-term issues offered attractive yields relative to the overall market.

   Q. How did that strategy work out?

   A. Our approach led to strong performance by the Funds. In fact, for both the three year period and the five year period ending July 31, 1998, the Fountain Square Government Cash Reserves Fund (Investment Shares) ranked in the top 25% of all money market funds. It was among the top 30% of all money market funds during the 12 months through July 31, 1998, according to Lipper Analytical Services, Inc./1/

   Q. What is your outlook going forward?

   A. We will maintain the Funds' neutral position going forward. The Federal Reserve will have to deal with the crisis in Asia, the risk of a devaluation of the Chinese yen, and the Asian exposure of European banks. We believe many factors will be driving international investors into the U.S. market. That environment makes it difficult to predict whether the Federal Reserve will change overnight rates; therefore, we will maintain the Funds' neutral position.

   Fountain Square Commercial Paper Fund is a no-load money market mutual fund that invests primarily in high-quality commercial paper. Commercial paper represents very short-term loans made by banks and other corporations.

   Fountain Square Government Cash Reserves Fund is a no-load money market mutual fund that invests in short-term U.S. government securities. The Fund limits its investments to U.S. government securities paying interest that generally would be exempt from state personal income tax.

   Fountain Square U.S. Treasury Obligations Fund is a no-load money market mutual fund that invests in short-term U.S. Treasury obligations and repurchase agreements fully collateralized by such Treasury securities.


-----------
 /+/ Investments in the Funds are neither insured nor guaranteed by the U.S.
     government. Yields will fluctuate, and there can be no assurance that the Funds will be able to maintain a stable NAV of $1.00 per share.

 /1/ For the 1-year period ended July 31, 1998, the Fountain Square Government
     Cash Reserves Fund (Investment Shares) ranked 33 out of 112 funds within the Lipper U.S. Government Money Market Funds category. For the 3-year period ending July 31, 1998, the Fund ranked 24 out of 101. For the 5-year period ending July 31, 1998, the Fund ranked 18 out of 83. The Lipper ranking is based on total return and does not reflect a sales charge.

Fountain Square Commercial Paper Fund
Schedule of Portfolio Investments
July 31, 1998
(Amounts in thousands)
--------------------------------------------------------------

  Principal                Security                  Amortized
     Amount               Description                  Cost
------------ ------------------------------------- -----------

Certificates of Deposits -- 2.5%
--------------------------------------------------
             Banks -- 2.5%
             -------------------------------------
  $ 5,000    Societe Generale Yankee, 9/4/98           $ 5,003
             -------------------------------------
    5,000    Societe Generale Yankee, 4/28/99            4,998
             ------------------------------------- -----------
               Total Certificates of Deposits           10,001
             ------------------------------------- -----------
Commercial Paper -- 72.8%
--------------------------------------------------
             Banks -- 8.1%
             -------------------------------------
    5,000    Rabobank Nederland N.V., 10/14/98           4,944
             -------------------------------------
    5,000    Rabobank Nederland N.V., 10/21/98           4,939
             -------------------------------------
    5,000    Societe Generale, 9/8/98                    4,971
             -------------------------------------
    7,000    Union Bank of Switzerland, 8/4/98           6,997
             -------------------------------------
    6,000    Union Bank of Switzerland, 9/10/98          5,963
             -------------------------------------
    5,000    Union Bank of Switzerland, 12/31/98         4,885
             ------------------------------------- -----------
                                                        32,699
             ------------------------------------- -----------
             Basic Materials -- 4.4%
             -------------------------------------
   13,000    Dupont E.I. Nemour, 8/13/98                12,976
             -------------------------------------
    5,000    Dupont E.I. Nemour, 8/27/98                 4,981
             ------------------------------------- -----------
                                                        17,957
             ------------------------------------- -----------
             Brokerage -- 8.1%
             -------------------------------------
    7,000    Goldman Sachs Group, 8/10/98                6,990
             -------------------------------------
    8,000    J.P. Morgan, 9/14/98                        7,946
             -------------------------------------
    6,000    Merrill Lynch, 8/12/98                      5,990
             -------------------------------------
    7,000    Merrill Lynch, 8/26/98                      6,974
             -------------------------------------
    5,000    Merrill Lynch, 11/30/98                     4,907
             ------------------------------------- -----------
                                                        32,807
             ------------------------------------- -----------
             Consumer Products -- 1.7%
             -------------------------------------
    7,000    Procter & Gamble, 8/3/98                    6,998
             -------------------------------------
             Energy -- 4.4%
             -------------------------------------
    4,000    Florida Power Corp., 8/13/98                3,993
             -------------------------------------
    5,000    Petrofina Delaware, 8/5/98                  4,996
             -------------------------------------
    5,000    Petrofina Delaware, 9/3/98                  4,975
             -------------------------------------
    4,000    Petrofina Delaware, 9/11/98                 3,975
             ------------------------------------- -----------
                                                        17,939
             ------------------------------------- -----------
             Financial -- 44.6%
             -------------------------------------
    5,000    American General Finance Corp.,
             8/26/98                                     4,981
             -------------------------------------
   13,000    American General Finance Corp.,
             8/31/98                                    12,940
             -------------------------------------
    8,000    Associates First Capital Corp.,
             8/19/98                                     7,978
             -------------------------------------
    5,000    Associates First Capital Corp.,
             8/20/98                                     4,985
             -------------------------------------
    5,000    Avco Financial Services, 8/27/98            4,980
             -------------------------------------
    7,000    Avco Financial Services, 9/9/98             6,958
             -------------------------------------
    5,000    Avco Financial Services, 9/24/98            4,959
             -------------------------------------
   18,000    Bellsouth Telecommunications,
             8/7/98                                     17,984
             -------------------------------------
    5,000    CIT Group, 8/31/98                          4,977
             -------------------------------------
   12,000    Deutsche Bank Financial, 8/5/98            11,993
             -------------------------------------
    9,000    Ford Motor Credit Corp., 8/7/98             8,992
             -------------------------------------
    5,000    Ford Motor Credit Corp., 8/20/98            4,985
             -------------------------------------
    6,000    General Electric Capital Corp.,
             8/12/98                                     5,990
             -------------------------------------
    6,000    General Electric Capital Corp.,
             8/21/98                                     5,982
             -------------------------------------
    7,000    General Electric Capital Corp.,
             12/30/98                                    6,840
             -------------------------------------
   10,000    MetLife Funding, 8/6/98                     9,992
             -------------------------------------
    9,000    MetLife Funding, 8/11/98                    8,986
             -------------------------------------
   14,000    Norwest Corp., 8/31/98                     13,936
             -------------------------------------
   11,000    Prudential Funding Corp., 8/28/98          10,954
             -------------------------------------
    3,000    Prudential Funding Corp., 9/11/98           2,981
             -------------------------------------
   18,000    Xerox Credit Corp., 8/10/98                17,976
             ------------------------------------- -----------
                                                       180,349
             ------------------------------------- -----------
             Miscellaneous -- 1.5%
             -------------------------------------
    6,000    Stanford University, 10/14/98               5,933
             ------------------------------------- -----------
               Total Commercial Paper                  294,682
             ------------------------------------- -----------
Corporate Bonds -- 12.1%
--------------------------------------------------
             Financial -- 7.4%
             -------------------------------------
    5,000    CIT Group Holdings, 6.38%, 5/21/99          5,020
             -------------------------------------
    5,000    Ford Motor Credit, Floating Rate
             Note, 6/1/99 -- (5.94%, 9/1/98)(b)          5,013
             -------------------------------------
   20,000    General American Life Funding
             Agreement, Floating Rate Note,
             7/30/99 -- (5.85%, 8/30/98)(b)             20,000
             ------------------------------------- -----------
                                                        30,033
             ------------------------------------- -----------
             Technology -- 4.7%
             -------------------------------------
    4,020    AT&T Corp., 4.38%, 5/1/99                   3,979
             -------------------------------------
    5,000    IBM Corp., 6.12%, 12/15/98                  5,006
             -------------------------------------
   10,000    IBM Corp., Floating Rate Note
             4/1/99 (5.53%, 10/1/98)(b)                  9,995
             ------------------------------------- -----------
                                                        18,980
             ------------------------------------- -----------
               Total Corporate Bonds                    49,013
             ------------------------------------- -----------
Repurchase Agreements -- 13.0%
--------------------------------------------------
   19,000    Barclays, 5.62%, dated 7/31/98, due
             8/3/98 (at amortized cost), collater-
             alized by U.S. Treasury Note, 5.50%,
             due 11/15/98 with a value of $19,380.      19,000
             -------------------------------------
   14,754    J.P. Morgan, 5.62%, dated 7/31/98,
             due 8/3/98 (at amortized cost), col-
             lateralized by U.S. Treasury Bill due
             10/29/98 with a value of $15,050.          14,754
             -------------------------------------
   19,000    Warburg/Dillion, 5.55%, dated 7/31/98,
             due 8/3/98 (at amortized cost),
             collateralized by U.S. Treasury Bond,
             8.00%, due 11/15/21 with a value of
             $19,394.                                   19,000
             ------------------------------------- -----------
               Total Repurchase Agreements              52,754
             ------------------------------------- -----------
             Total Investments (Amortized Cost
             $406,450) (a) -- 100.4%                   406,450
             -------------------------------------
             Liabilities in excess of other
             assets -- (0.4%)                           (1,550
             -------------------------------------
             TOTAL NET ASSETS -- 100.0%               $404,900
             ------------------------------------- -----------

Percentages indicated are based on net assets of $404,900.

(a) Also represents cost for federal tax purposes.

(b) Current rate and next demand date shown.

(See Notes which are an intregal part of the Financial Statements)

Fountain Square Government Cash Reserves Fund
Schedule of Portfolio Investments
July 31, 1998
(Amounts in thousands)
--------------------------------------------------------------------------------

Principal          Security                         Amortized
 Amount           Description                         Cost
---------    ------------------------------------  -----------

U.S. Government Agencies -- 100.1%
------------------------------------------------
             Federal Farm Credit Bank -- 6.5%
             -----------------------------------
  $ 9,000    Discount Note, 8/3/98                     $ 9,000
             -----------------------------------
    5,000    Discount Note, 8/11/98                      4,992
             -----------------------------------
    5,000    Discount Note, 9/15/98                      4,966
             -----------------------------------
    5,000    5.50%, 4/1/99                               4,995
             -----------------------------------   -----------
                                                        23,953
             -----------------------------------   -----------
             Federal Home Loan -- 76.0%
             -----------------------------------
   12,350    Discount Note, 8/3/98                      12,346
             -----------------------------------
   10,000    Discount Note, 8/5/98                       9,994
             -----------------------------------
   18,000    Discount Note, 8/7/98                      17,984
             -----------------------------------
   10,000    Discount Note, 8/12/98                      9,984
             -----------------------------------
   15,000    Discount Note, 8/14/98                     14,971
             -----------------------------------
    4,000    Discount Note, 8/17/98                      3,990
             -----------------------------------
    8,350    Discount Note, 8/18/98                      8,328
             -----------------------------------
    5,000    Discount Note, 8/19/98                      4,986
             -----------------------------------
    6,000    Floating Rate Note, 8/20/98 (5.38%,
             8/5/98) (b)                                 5,997
             -----------------------------------
    5,000    Discount Note, 8/26/98                      4,981
             -----------------------------------
   22,599    Discount Note, 8/28/98                     22,507
             -----------------------------------
   16,000    Discount Note, 9/4/98                      15,918
             -----------------------------------
    5,000    Discount Note, 9/9/98                       4,971
             -----------------------------------
    5,000    Discount Note, 9/18/98                      4,964
             -----------------------------------
    8,700    Discount Note, 9/23/98                      8,632
             -----------------------------------
   10,000    Discount Note, 9/25/98                      9,918
             -----------------------------------
    6,000    Discount Note, 10/7/98                      5,940
             -----------------------------------
   15,000    Discount Note, 10/9/98                     14,845
             -----------------------------------
   10,000    Discount Note, 10/14/98                     9,890
             -----------------------------------
   32,000    Discount Note, 12/30/98                    31,281
             -----------------------------------
   10,000    5.68%, 3/4/99 (Callable 9/4/98
             @ 100)                                     10,000
             -----------------------------------
    5,000    Floating Rate Note, 3/10/99 (5.40%,
             8/4/98) (b)                                 4,998
             -----------------------------------
   20,000    Floating Rate Note, 3/26/99 (5.49%,
             8/5/98) (b)                                19,991
             -----------------------------------
   20,000    Floating Rate Note, 4/9/99 (5.55%,
             8/5/98) (b)                                19,991
             -----------------------------------
    5,000    5.75%, 5/4/99 (Callable 8/4/98 @ 100)       4,999
             -----------------------------------   -----------
                                                       282,406
             -----------------------------------   -----------
             Student Loan
             Marketing Association -- 10.6%
             -----------------------------------
    2,000    5.60%, 8/11/98                              2,000
             -----------------------------------
   10,000    Floating Rate Note, 8/20/98 (5.24%,
             8/4/98) (b)                                 9,994
             -----------------------------------
    5,000    Floating Rate Note, 2/8/99 (5.26%,
             8/8/98) (b)                                 4,994
             -----------------------------------
   22,500    Master Note, 5.40%, 7/1/00 (c)             22,500
             -----------------------------------   -----------
                                                        39,488
             -----------------------------------   -----------
             Tennessee Valley Authority -- 7.0%
             -----------------------------------
   16,021    Discount Note, 8/26/98                     15,962
             -----------------------------------
   10,000    Discount Note, 10/29/98                     9,866
             -----------------------------------   -----------
                                                        25,828
             -----------------------------------   -----------
               Total U.S. Government Agencies          371,675
             -----------------------------------   -----------
             Total Investments (Amortized
             Cost $371,675) (a)-- 100.1%               371,675
             -----------------------------------   -----------
             Liabilities in excess of other
             assets-- (0.1%)                              (355)
             -----------------------------------
             TOTAL NET ASSETS-- 100.0%                $371,320
             -----------------------------------   -----------

Percentages indicated are based on net assets of $371,320.

(a) Also represents cost for federal tax purposes.

(b) Current rate and next demand date shown.

(c) Current rate shown.

(See Notes which are an integral part of the Financial Statements)

Fountain Square U.S. Treasury Obligations Fund
Schedule of Portfolio Investments
July 31, 1998
(Amounts in thousands)
---------------------------------------------------------------

  Principal                Security                  Amortized
     Amount               Description                  Cost
------------ --------------------------------------- ----------
U.S. Government Securities -- 18.3%
----------------------------------------------------
             U.S. Treasury Notes -- 18.3%
             ---------------------------------------
 $ 20,000    6.13%, 8/31/98                           $ 20,013
             ---------------------------------------
   20,000    4.75%, 9/30/98                             19,977
             ---------------------------------------
   10,000    5.13%, 11/30/98                             9,989
             ---------------------------------------
   20,000    5.63%, 11/30/98                            20,010
             ---------------------------------------
   30,000    5.88%, 1/31/99                             30,049
             ---------------------------------------
   30,000    5.88%, 2/28/99                             30,057
             ---------------------------------------
   30,000    6.50%, 4/30/99                             30,220
             --------------------------------------- ---------
               Total U.S. Government Securities        160,315
             --------------------------------------- ---------
Repurchase Agreements -- 81.9%
----------------------------------------------------
  130,000    Barclays Capital, 5.62%, dated 7/31/98,
             due 8/3/98 (at amortized cost),
             collateralized by U.S. Treasury Notes,
             5.50%, due 11/15/98-2/28/99 with a
             value of $132,601.                        130,000
             ---------------------------------------
   41,000    Bear Stearns & Co., 5.62%, dated
             7/31/98, due 8/3/98 (at amortized cost),
             collateralized by U.S. Treasury Notes,
             5.25%-6.38%, due 4/30/99-1/31/01 with a
             value of $41,831.                          41,000
             ---------------------------------------
   41,000    BT Securities, 5.60%, dated 7/31/98,
             due 8/3/98 (at amortized cost),
             collateralized by U.S. Treasury Note,
             7.50%, due 11/15/01 with a value of
             $41,841.                                   41,000
             ---------------------------------------
   41,000    Deutsche Bank, 5.62%, dated 7/31/98,
             due 8/3/98 (at amortized cost),
             collateralized by U.S. Treasury Notes,
             5.50%-6.63%, due 2/28/99-3/31/02
             with a value of $41,820.                   41,000
             ---------------------------------------
   41,000    First Chicago, 5.62%, dated 7/31/98,
             due 8/3/98 (at amortized cost),
             collateralized by U.S. Treasury Bills,
             due 8/6/98-4/1/99 with a value of
             $19,786 and U.S. Treasury Bonds,
             6.13%-12.00%, due 8/15/13-11/15/27
             with a value of $1,273 and U.S.
             Treasury Notes, 4.75%-7.75%, due
             9/30/98-5/15/08 with a value of
             $20,766.                                   41,000
             ---------------------------------------
   35,000    Goldman Sachs, 5.55%, dated 7/31/98,
             due 8/3/98 (at amortized cost),
             collateralized by U.S. Treasury Bond,
             6.50%, due 11/15/26 with a value of
             $35,700.                                   35,000
             ---------------------------------------
  135,459    JP Morgan, 5.62%, dated 7/31/98, due
             8/3/98 (at amortized cost),
             collateralized by U.S. Treasury Notes,
             5.75%-5.88%, due 3/31/99-10/31/00 with a
             value of $128,408 and U.S. Treasury Bill
             due 7/22/99 with a value of $9,761.       135,459
             ---------------------------------------
   41,000    Merrill Lynch, 5.60%, dated 7/31/98,
             due 8/3/98 (at amortized cost),
             collateralized by U.S. Treasury
             Bonds, 12.00%-14.00%, due 11/15/11-
             8/15/13 with a value of $41,820.           41,000
             ---------------------------------------
   41,000    Nesbitt Burns, 5.60%, dated 7/31/98,
             due 8/3/98 (at amortized cost),
             collateralized by U.S. Treasury Notes,
             5.38%-8.88%, due 10/31/98-11/30/01
             with a value of $21,147 and U.S.
             Treasury Bonds, 6.00%-10.75%, due
             8/15/05-2/15/26 with a value of
             $3,706 and U.S. Treasury Bills due
             9/3/98-5/27/99 with a value of
             $16,635.                                   41,000
             ---------------------------------------
   41,000    Prudential Securities, 5.60%, dated
             7/31/98, due 8/3/98 (at amortized
             cost), collateralized by U.S. Treasury
             Note, 5.63%, due 11/30/98 with a
             value of $38,989 and U.S. Treasury
             Bond, 11.88%, due 11/15/03 with a
             value of $2,832.                           41,000
             ---------------------------------------
  130,000    Warburg/Dillion, 5.55%, dated 7/31/98,
             due 8/3/98 (at amortized cost),
             collateralized by U.S. Treasury Note,
             6.38%, due 5/15/99 with a value of
             $132,608.                                 130,000
             --------------------------------------- ---------
               Total Repurchase Agreements             717,459
             --------------------------------------- ---------
             Total Investments (Amortized Cost
             $877,774) (a) -- 100.2%                   877,774
             --------------------------------------- ---------
             Liabilities in excess of other
             assets-- (0.2)%                            (1,685)
             ---------------------------------------
             TOTAL NET ASSETS-- 100.0%                $876,089
             --------------------------------------- ---------

Percentages indicated are based on net assets of $876,089.

(a) Also represents cost for federal tax purposes.

(See Notes which are an intregal part of the Financial Statements)

Fountain Square Funds
Statements of Assets and Liabilities
July 31, 1998 (Amounts in thousands, except per share amounts)
--------------------------------------------------------------------------------

                                                            Commercial   Government   U.S. Treasury
                                                              Paper    Cash Reserves   Obligations
                                                              Fund          Fund          Fund
                                                           ----------  -------------  -------------
Assets:
--------------------------------------------------------
Investments, at value (Amortized cost $353,696;
   $371,675; and $160,315, respectively)                     $353,696     $371,675     $160,315
--------------------------------------------------------
Repurchase agreements (Amortized cost $52,754; $0;
   and $717,459, respectively)                                 52,754           --      717,459
--------------------------------------------------------  -----------  -----------  -----------
   Total Investments                                          406,450      371,675      877,774
--------------------------------------------------------
Cash                                                               11           14          163
--------------------------------------------------------
Interest receivable                                               602        1,367        2,458
--------------------------------------------------------  -----------  -----------  -----------
   Total Assets                                               407,063      373,056      880,395
--------------------------------------------------------  -----------  -----------  -----------
Liabilities:
--------------------------------------------------------
Dividends payable                                               1,909        1,538        3,938
--------------------------------------------------------
Accrued expenses and other payables:
--------------------------------------------------------
   Investment advisory fees                                       142          124          199
--------------------------------------------------------
   Administration fees                                              4            3            5
--------------------------------------------------------
   Accounting and transfer agent fees                              13            9           17
--------------------------------------------------------
   Custodian fees                                                   8            5           14
--------------------------------------------------------
   Other                                                           87           57          133
--------------------------------------------------------  -----------  -----------  -----------
   Total Liabilities                                            2,163        1,736        4,306
--------------------------------------------------------  -----------  -----------  -----------
Net Assets:
--------------------------------------------------------
Paid-in capital                                               404,902      371,314      876,052
--------------------------------------------------------
Accumulated undistributed net realized gains (losses)
   on investment transactions                                      --           (1)          (9)
--------------------------------------------------------
Accumulated undistributed (distributions in excess of)
   net investment income                                           (2)           7           46
--------------------------------------------------------  -----------  -----------  -----------
   Net Assets                                                $404,900     $371,320     $876,089
--------------------------------------------------------  ===========  ===========  ===========
Net Assets
--------------------------------------------------------
   Trust Shares                                              $368,348     $221,034     $876,089
--------------------------------------------------------
   Investment Shares                                           36,552      150,286           --
--------------------------------------------------------  -----------  -----------  -----------
   Total                                                     $404,900     $371,320     $876,089
--------------------------------------------------------  ===========  ===========  ===========
Outstanding units of beneficial interest (shares)
--------------------------------------------------------
   Trust Shares                                               368,350      221,031      876,053
--------------------------------------------------------
   Investment Shares                                           36,552      150,283           --
--------------------------------------------------------  -----------  -----------  -----------
   Total                                                      404,902      371,314      876,053
--------------------------------------------------------  ===========  ===========  ===========
Net asset value
--------------------------------------------------------
   Offering and redemption price per share - Trust
   Shares and Investor Shares                                $   1.00     $   1.00     $   1.00
--------------------------------------------------------  ===========  ===========  ===========

(See Notes which are an integral part of the Financial Statements)

Fountain Square Funds
Statements of Operations
For the Year Ended July 31, 1998
(Amounts in thousands)
--------------------------------------------------------------------------------

                                                        Commercial       Government     U.S. Treasury
                                                           Paper       Cash Reserves     Obligations
                                                           Fund            Fund             Fund
                                                      -------------    -------------   --------------
INVESTMENT INCOME:
--------------------------------------------------
Interest income                                             $24,717         $17,764           $38,933
--------------------------------------------------
Dividend income                                                 175               _                 _
--------------------------------------------------    -------------    -------------   --------------
         Total Income                                        24,892          17,764            38,933
--------------------------------------------------    -------------    -------------   --------------
EXPENSES:
--------------------------------------------------
Investment advisory fees                                      1,762           1,284             2,795
--------------------------------------------------
Administrative fees                                             801             582             1,267
--------------------------------------------------
Distributions fees - Investment Shares                          111             469                --
--------------------------------------------------
Portfolio accounting fees                                        98              67               115
--------------------------------------------------
Transfer Agent fees                                              28              14                25
--------------------------------------------------
Trustees' fees                                                    3               3                 3
--------------------------------------------------
Audit fees                                                       10              10                10
--------------------------------------------------
Custodian fees                                                   37              21                36
--------------------------------------------------
Legal fees                                                        6               6                 6
--------------------------------------------------
Fund share registration fees                                     46              41                61
--------------------------------------------------
Printing fees                                                    19              10                31
--------------------------------------------------
Insurance fees                                                   10               7                11
--------------------------------------------------    -------------    -------------   --------------
         Total Expenses                                       2,931           2,514             4,360
--------------------------------------------------    -------------    -------------   --------------
   Less expenses voluntarily reduced                           (640)           (842)           (1,677)
--------------------------------------------------    -------------    -------------   --------------
   Net Expenses                                               2,291           1,672             2,683
--------------------------------------------------    -------------    -------------   --------------
         Net Investment Income                               22,601          16,092            36,250
--------------------------------------------------    -------------    -------------   --------------
Realized Gains (Losses) from Investments:
--------------------------------------------------
Net realized gains (losses) from investment
 transactions                                                     _               6                (9)
--------------------------------------------------    -------------    -------------   --------------
   Change in net assets resulting
   from operations                                          $22,601         $16,098           $36,241
--------------------------------------------------    =============    =============   ==============

(See Notes which are an integral part of the Financial Statements)

Fountain Square Funds
Statements of Changes in Net Assets
(Amounts in thousands)

-----------------------------------------------------------------------------------------------------------------------------------

                                                      Commercial                    Government                U..S. Treasury
                                                         Paper                     Cash Reserves                Obligations
                                                         Fund                          Fund                        Fund
                                             --------------------------    --------------------------    --------------------------
                                                  Year           Year          Year           Year           Year          Year
                                                  Ended          Ended         Ended          Ended          Ended         Ended
                                                July 31,       July 31,      July 31,       July 31,       July 31,      July 31,
                                                  1998           1997          1998           1997           1998          1997
                                             --------------------------    --------------------------    --------------------------
Increase (Decrease) in Net Assets:
-----------------------------------------
Operations--
-----------------------------------------
Net investment income                        $    22,601    $    16,961    $    16,092    $    12,079    $    36,250    $    24,602
-----------------------------------------
Net realized gains (losses) on
    investment transactions                           --             --              6              1             (9)            46
-----------------------------------------    -----------    -----------    -----------    -----------    -----------    -----------
      Change in net assets resulting from
      operations                                  22,601         16,961         16,098         12,080         36,241         24,648
-----------------------------------------    -----------    -----------    -----------    -----------    -----------    -----------
Distributions to Shareholders--
-----------------------------------------
Distributions from net investment income:
-----------------------------------------
   Trust Shares                                  (20,971)       (15,645)        (9,366)        (7,339)       (36,250)       (24,602)
-----------------------------------------
   Investment Shares                              (1,632)        (1,316)        (6,726)        (4,741)            --             --
-----------------------------------------    -----------    -----------    -----------    -----------    -----------    -----------
   Change in net assets from distributions       (22,603)       (16,961)       (16,092)       (12,080)       (36,250)       (24,602)
-----------------------------------------    -----------    -----------    -----------    -----------    -----------    -----------
Fund Share (Principal) Transactions--
-----------------------------------------
Proceeds from shares issued                    1,320,142      1,395,844        421,706        390,115      1,831,037      1,825,126
-----------------------------------------
Dividends reinvested                                 495            784             --             --          7,545          5,305
-----------------------------------------
Cost of shares redeemed                       (1,291,001)    (1,341,524)      (323,513)      (318,164)    (1,501,571)    (1,780,618)
-----------------------------------------    -----------    -----------    -----------    -----------    -----------    -----------
      Change in net assets from
      share transactions                          29,636         55,104         98,193         71,951        337,011         49,813
-----------------------------------------    -----------    -----------    -----------    -----------    -----------    -----------
         Change in net assets                     29,634         55,104         98,199         71,951        337,002         49,859
-----------------------------------------
Net Assets:
-----------------------------------------
Beginning of period                              375,266        320,162        273,121        201,170        539,087        489,228
-----------------------------------------    -----------    -----------    -----------    -----------    -----------    -----------
End of period                                $   404,900    $   375,266    $   371,320    $   273,121    $   876,089    $   539,087
-----------------------------------------    ===========    ===========    ===========    ===========    ===========    ===========

(See Notes which are an integral part of the Financial Statements)

Fountain Square Funds
Notes to Financial Statements
July 31, 1998
--------------------------------------------------------------------------------

(1) Organization

Fountain Square Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At July 31, 1998, the Trust consisted of fourteen separate investment portfolios. The accompanying financial statements and notes relate only to the Commercial Paper Fund, Government Cash Reserves Fund, and the U.S. Treasury Obligations Fund (individually the "Fund" and collectively the "Funds").

The Commercial Paper Fund and the Government Cash Reserves Fund offer two classes of shares: Trust Shares and Investment Shares. Each class of shares has identical rights and privileges except with respect to distribution (12b-1) fees paid by the Investment Shares, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. The U.S. Treasury Obligation Fund offers only one class of shares.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Securities Valuations--Investments of the Funds are valued at either amortized cost, which approximates market value, or at original cost, which combined with accrued interest approximates market value. Under the amortized cost method, discount or premium is accreted or amortized on a constant basis to the maturity of the security. Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. In addition, the Funds may not (a) purchase any instruments with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

B. Repurchase Agreements--The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's Advisor to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

C. Securities Transactions and Related Income--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Fountain Square Funds
--------------------------------------------------------------------------------

D. When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

E. Dividends to Shareholders--Dividends from net investment income are declared daily and paid monthly and distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses.

These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Dividends and distributions to shareholders which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

As of July 31, 1998, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in-capital (Amounts in Thousands):

                                          Accumulated       Accumulated Net
                                       Undistributed Net Realized Gain/(Loss)
                                       Investment Income    on Investments
                                      -----------------   ------------------
    Commercial Paper Fund                      -                  -
    Government Cash Reserves                   7                 (7)
    U.S. Treasury Obligations                 41                (47)

F. Federal Taxes--It is the Funds' policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary.

(3) Shares of Beneficial Interest

Transactions in Fund shares were as follows (amounts in thousands):


                                             Commercial                      Government                U.S.Treasury
                                                Paper                       Cash Reserves               Obligations
                                                Fund                            Fund                       Fund
                                      ------------------------       -----------------------      -----------------------
                                        Shares         Amounts        Shares         Amounts        Shares        Amounts
                                      ---------      ---------       ---------      --------      ---------     ---------
For the year ended July 31, 1998:
Trust Shares
   Shares issued                      1,272,208    $ 1,272,208        284,720    $   284,720      1,830,875    $ 1,831,037
   Dividends reinvested                     495            495             --             --          7,545          7,545
   Shares redeemed                   (1,246,181)    (1,246,181)      (226,232)      (226,232)    (1,501,407)    (1,501,571)
                                    -----------    -----------    -----------    -----------    -----------    -----------
   Trust Shares                          26,522    $    26,522         58,488    $    58,488        337,013    $   337,011
                                    ===========    ===========    ===========    ===========    ===========    ===========
Investment Shares
   Shares issued                         47,934    $    47,934        136,986    $   136,986             --             --
   Dividends reinvested                      --             --             --             --             --             --
   Shares redeemed                      (44,820)       (44,820)       (97,281)       (97,281)            --             --
                                    -----------    -----------    -----------    -----------    -----------    -----------
   Investment Shares                      3,114    $     3,114         39,705    $    39,705             --             --
                                    ===========    ===========    ===========    ===========    ===========    ===========

Fountain Square Funds
--------------------------------------------------------------------------------

                                             Commercial                      Government                 U.S.Treasury
                                                Paper                       Cash Reserves                Obligations
                                                Fund                            Fund                        Fund
                                      ------------------------       -----------------------      -----------------------
                                        Shares         Amounts        Shares         Amounts        Shares        Amounts
                                      ---------      ---------       --------       --------      ---------     ---------
For the year ended July 31, 1997:
-----------------------------------
Trust Shares
-----------------------------------
   Shares issued                      1,348,424    $ 1,348,424        263,396    $   263,396      1,825,126    $ 1,825,126
-----------------------------------
   Dividends reinvested                     784            784             --             --          5,305          5,305
-----------------------------------
   Shares redeemed                   (1,308,202)    (1,308,202)      (233,180)      (233,180)    (1,780,619)    (1,780,619)
----------------------------------- -----------    -----------    -----------    -----------    -----------    -----------
   Trust Shares                          41,006    $    41,006         30,216    $    30,216         49,812    $    49,812
----------------------------------- ===========    ===========    ===========    ===========    ===========    ===========
Investment Shares
-----------------------------------
   Shares issued                         47,420    $    47,420        126,719    $   126,719             --             --
-----------------------------------
   Dividends reinvested                      --             --             --             --             --             --
-----------------------------------
   Shares redeemed                      (33,322)       (33,322)       (84,984)       (84,984)            --             --
----------------------------------- -----------    -----------    -----------    -----------    -----------    -----------
   Investment Shares                     14,098    $    14,098         41,735    $    41,735             --             --
----------------------------------- ===========    ===========    ===========    ===========    ===========    ===========

(4) Investment Advisory Fee and Other Transactions with Affiliates (amounts in Thousands)

Investment Advisory Fee--Fifth Third Bank, the Trust's investment Advisor (the "Advisor"), receives for its services an annual investment advisory fee of 0.40%, which is based on a percentage of each of the Funds' average daily net assets.

The Advisor may voluntarily choose to waive a portion of its fee and reimburse certain operating expenses of the Fund. The Advisor can modify or terminate this voluntary waiver and reimbursement at any time at its sole discretion. For the year ended July 31, 1998, the Advisor waived $88, $52, $978 in advisory fees for the Commercial Paper Fund, the Government Cash Reserves Fund, and the U.S. Treasury Obligations Fund; respectively.

Administrative Fee--Effective December 1, 1995 BISYS Fund Services ("BISYS") became the Trust's administrator. The administrator generally assists in all aspects of the Trust's administration and operation including providing the Funds with certain administrative personnel and services necessary to operate the Funds. Also effective December 1, 1995, pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of the Funds including providing certain administrative personnel and services necessary to operate the Funds, for which it receives a fee from BISYS computed daily as a percentage of the daily net assets of each of the Funds. Under the terms of the administration agreement, fees payable to BISYS are computed daily as a percentage of the average net assets of the Trust for the period. The administration fees are computed at 0.20% of first $1 billion of net assets of the Trust, 0.18% of net assets of the Trust between $1 billion and $2 billion, and 0.17% of more than $2 billion of net assets of the Trust. For the year ended July 31, 1998, the administrator waived $441, $321, and $699 in administration fees for the Commercial Paper Fund, Government Cash Reserves Fund, and the U.S. Treasury Obligations Fund; respectively.

Distribution Services Fee--The Commercial Paper Fund and the Government Cash Reserves Fund have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Effective December 1, 1995, BISYS serves as the Trust's principal distributor. Under the terms of the Plan, the Funds will compensate the principal distributor from the net assets of the Funds' Investment Shares to finance activities intended to result in the sales of each Funds' Investment Shares. The Plan provides that the Funds may incur distribution expenses up to 0.35% of the average daily net assets of the Investment Shares, annually, to compensate the distributor. The distributor may voluntarily choose to waive all or a portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole

Fountain Square Funds
--------------------------------------------------------------------------------

discretion. For the year ended July 31, 1998, the distributor waived $111 and $469 in distribution fees, respectively.

Transfer and Dividend Disbursing Agent, Accounting and Custody Fees--Fifth Third Bank serves as transfer and dividend disbursing agent for the Funds for which it receives a fee. Fifth Third Bank sub-contracts the execution of the transfer and dividend disbursing agent functions to a non-affiliated entity. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses. For the year ended July 31, 1998, Fifth Third Bank received transfer agent fees of $13, $9, and $17 for the Commercial Paper Fund, Government Cash Reserves Fund, and the U.S. Treasury Obligations Fund; respectively.

Fifth Third Bank is the Funds' custodian & accountant for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses. Fifth Third Bank received custodian and fund accounting services fees of $135, $88, and $151, for the Commercial Paper Fund, Government Cash Reserves Fund, and the U.S. Treasury Obligations Fund; respectively.

Certain Officers and Trustees of the Trust are Officers and Trustees of the above companies but are not paid any fees directly by the Trust for serving as Officer and Trustees of the Trust.

Fountain Square Commercial Paper Fund
Financial Highlights
--------------------------------------------------------------------------------

(For a share outstanding throughout each year)

                                                                 Commercial Paper Fund
                                   ----------------------------------------------------------------------------------------
                                                                  Year Ended July 31,
                                   ----------------------------------------------------------------------------------------
                                               1998                           1997                           1996
                                   --------------------------     --------------------------     --------------------------
                                   Investment       Trust         Investment        Trust        Investment        Trust
                                   --------------------------     --------------------------     --------------------------
Net asset value, beginning
     of year                             $1.00          $1.00           $1.00          $1.00           $1.00          $1.00
-------------------------------    -----------    -----------     -----------    -----------     -----------    -----------
Income from investment
     operations
   Net investment income                  0.05           0.05            0.05           0.05            0.05           0.05
--------------------------------   -----------    -----------     -----------    -----------     -----------    -----------
   Total from investment
     operations                           0.05           0.05            0.05           0.05            0.05           0.05
--------------------------------   -----------    -----------     -----------    -----------     -----------    -----------
Less distributions
   Distributions to shareholders
     from net investment income          (0.05)         (0.05)          (0.05)         (0.05)          (0.05)         (0.05)
--------------------------------   -----------    -----------     -----------    -----------     -----------    -----------
   Total distributions                   (0.05)         (0.05)          (0.05)         (0.05)          (0.05)         (0.05)
--------------------------------   -----------    -----------     -----------    -----------     -----------    -----------
Net asset value, end of year             $1.00          $1.00           $1.00          $1.00           $1.00          $1.00
--------------------------------   ===========    ===========     ===========    ===========     ===========    ===========
Total return                             5.25%          5.25%           5.11%          5.11%           5.20%          5.20%
--------------------------------
Ratios to Average Net Assets
--------------------------------
   Expenses                              0.52%          0.52%           0.52%          0.52%           0.49%          0.49%
--------------------------------
   Net investment income                 5.13%          5.13%           4.99%          4.99%           5.06%          5.07%
--------------------------------
   Expense waiver/
     reimbursement (a)                   0.47%          0.12%           0.44%          0.09%           0.40%          0.08%
--------------------------------
Supplemental data
--------------------------------
   Net assets, end of period
     (000 omitted)                     $36,552       $368,348         $33,438       $341,827         $19,341       $300,821
--------------------------------

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

Fountain Square Commercial Paper Fund
Financial Highlights
--------------------------------------------------------------------------------

(For a share outstanding throughout each year)

                                                     Commercial Paper Fund
                                   --------------------------------------------------------
                                                      Year Ended July 31,
                                   --------------------------------------------------------
                                              1995                           1994
                                   --------------------------   ---------------------------
                                   Investment        Trust      Investment          Trust
                                   --------------------------   ---------------------------
Net asset value, beginning
    of year                              $1.00          $1.00           $1.00         $1.00
--------------------------------   -----------    -----------     -----------   -----------
Income from investment
    operations
   Net investment income                  0.05           0.05            0.03          0.03
--------------------------------   -----------    -----------     -----------   -----------
   Total from investment
    operations                            0.05           0.05            0.03          0.03
--------------------------------   -----------    -----------     -----------   -----------
Less distributions
--------------------------------
   Distributions to shareholders
    from net investment income           (0.05)         (0.05)          (0.03)        (0.03)
--------------------------------   -----------    -----------     -----------   -----------
   Total distributions                   (0.05)         (0.05)          (0.03)        (0.03)
--------------------------------   -----------    -----------     -----------   -----------
Net asset value, end of year             $1.00          $1.00           $1.00         $1.00
--------------------------------   ===========    ===========     ===========   ===========
Total return                             5.25%          5.25%           3.02%         3.02%
--------------------------------
Ratios to Average Net Assets
--------------------------------
   Expenses                              0.49%          0.49%           0.49%         0.49%
--------------------------------
   Net investment income                 5.12%          5.12%           2.97%         2.97%
--------------------------------
   Expense waiver/
     reimbursement (a)                   0.44%          0.09%           0.45%         0.10%
--------------------------------
Supplemental data
--------------------------------
   Net assets, end of period
     (000 omitted)                     $10,169       $223,640          $6,147      $213,126
--------------------------------

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

Fountain Square Government Cash Reserves Fund
Financial Highlights
--------------------------------------------------------------------------------

(For a share outstanding throughout each year)

                                                             Government Cash Reserves Fund
                                   ------------------------------------------------------------------------------------------
                                                                  Year Ended July 31,
                                   ------------------------------------------------------------------------------------------
                                              1998                             1997                           1996
                                   ---------------------------     ---------------------------     --------------------------
                                   Investment         Trust        Investment        Trust         Investment          Trust
                                   ---------------------------     ---------------------------     --------------------------
Net asset value, beginning
       of year                           $1.00           $1.00           $1.00           $1.00           $1.00          $1.00
--------------------------------   -----------     -----------     -----------     -----------     -----------     ----------
Income from investment
       operations
--------------------------------
   Net investment income                  0.05            0.05            0.05            0.05            0.05           0.05
--------------------------------   -----------     -----------     -----------     -----------     -----------    -----------
   Total from investment
     operations                           0.05            0.05            0.05            0.05            0.05           0.05
--------------------------------   -----------     -----------     -----------     -----------     -----------    -----------
Less distributions
--------------------------------
   Distributions to shareholders
     from net investment income          (0.05)          (0.05)          (0.05)          (0.05)          (0.05)         (0.05)
--------------------------------   -----------     -----------     -----------     -----------     -----------     ----------
   Total distributions                   (0.05)          (0.05)          (0.05)          (0.05)          (0.05)         (0.05)
--------------------------------   -----------     -----------     -----------     -----------     -----------     ----------
Net asset value, end of year             $1.00           $1.00           $1.00           $1.00           $1.00          $1.00
--------------------------------   ===========     ===========     ===========     ===========     ===========     ==========

Total return                             5.13%           5.13%           5.00%           5.01%           5.11%          5.11%
--------------------------------
Ratios to Average Net Assets
--------------------------------
   Expenses                              0.52%           0.52%           0.51%           0.51%           0.51%          0.50%
--------------------------------
   Net investment income                 5.02%           5.02%           4.90%           4.90%           4.97%          4.99%
--------------------------------
   Expense waiver/
     reimbursement (a)                   0.47%           0.12%           0.44%           0.09%           0.42%          0.07%
--------------------------------
Supplemental data
--------------------------------
   Net assets, end of period
     (000 omitted)                    $150,286        $221,034        $110,543        $162,543         $68,884       $132,326
--------------------------------

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

Fountain Square Government Cash Reserves Fund
Financial Highlights
--------------------------------------------------------------------------------

(For a share outstanding throughout each year)

                                                 Government Cash Reserves Fund
                                   ---------------------------------------------------------
                                                      Year Ended July 31,
                                   ---------------------------------------------------------
                                              1995                           1994
                                   --------------------------     --------------------------
                                   Investment         Trust       Investment        Trust
                                   --------------------------     --------------------------
Net asset value, beginning
       of year                           $1.00          $1.00           $1.00          $1.00
 -------------------------------   -----------    -----------     -----------    -----------
Income from investment
       operations
--------------------------------
   Net investment income                  0.05           0.05            0.03           0.03
--------------------------------   -----------    -----------     -----------    -----------
   Total from investment
     operations                           0.05           0.05            0.03           0.03
--------------------------------   -----------    -----------     -----------    -----------
Less distributions
--------------------------------
   Distributions to shareholders
     from net investment income          (0.05)         (0.05)          (0.03)         (0.03)
--------------------------------      -----------    -----------     -----------    -----------
   Total distributions                   (0.05)         (0.05)          (0.03)         (0.03)
--------------------------------   -----------    -----------     -----------    -----------
Net asset value, end of year             $1.00          $1.00           $1.00          $1.00
--------------------------------   ===========    ===========     ===========    ===========
Total return                             5.22%          5.22%           3.03%          3.03%
--------------------------------
Ratios to Average Net Assets
--------------------------------
   Expenses                              0.50%          0.50%           0.50%          0.50%
--------------------------------
   Net investment income                 5.17%          5.17%           2.96%          3.01%
--------------------------------
   Expense waiver/
     reimbursement (a)                   0.45%          0.20%           0.48%          0.13%
--------------------------------
Supplemental data
--------------------------------
   Net assets, end of period
     (000 omitted)                      $45,726       $129,603         $11,073       $106,632
--------------------------------

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

Fountain Square U.S. Treasury Obligations Fund
Financial Highlights
--------------------------------------------------------------------------------

(For a share outstanding throughout each year)

                                                          U.S. Treasury Obligations
                                   ---------------------------------------------------------------------------
                                                             Year Ended July 31,
                                   ---------------------------------------------------------------------------
                                       1998           1997            1996           1995            1994
                                   -----------     -----------     -----------     --------        -----------
Net asset value, beginning
       of year                           $1.00           $1.00           $1.00           $1.00           $1.00
---------------------------------  -----------     -----------     -----------     -----------     -----------
Income from investment
       operations
---------------------------------
   Net investment income                  0.05            0.05            0.05            0.05            0.03
---------------------------------  -----------     -----------     -----------     -----------     -----------
   Total from investment
   operations                             0.05            0.05            0.05            0.05            0.03
---------------------------------  -----------     -----------     -----------     -----------     -----------
Less distributions
---------------------------------
   Distributions to shareholders
     from net investment income          (0.05)          (0.05)          (0.05)          (0.05)          (0.03)
---------------------------------  -----------     -----------     -----------     -----------     -----------
   Total distributions                   (0.05)          (0.05)          (0.05)          (0.05)          (0.03)
---------------------------------  -----------     -----------     -----------     -----------     -----------
Net asset value, end of year             $1.00           $1.00           $1.00           $1.00           $1.00
---------------------------------  ===========     ===========     ===========     ===========     ===========
Total return                             5.31%           5.11%           5.24%           5.18%           3.02%
---------------------------------
Ratios to Average Net Assets
---------------------------------
   Expenses                              0.38%           0.42%           0.43%           0.44%           0.44%
---------------------------------
   Net investment income                 5.19%           5.00%           5.10%           5.07%           2.99%
---------------------------------
   Expense waiver/
   reimbursement (a)                     0.24%           0.17%           0.12%           0.11%           0.14%
---------------------------------
Supplemental data
---------------------------------
   Net assets, end of period
   (000 omitted)                      $876,089        $539,087        $489,228        $321,640        $336,229
---------------------------------

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

Report of Independent Auditors
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders
FOUNTAIN SQUARE FUNDS

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of the Fountain Square Commercial Paper Fund, Fountain Square Government Cash Reserves Fund, and Fountain Square U.S. Treasury Obligations Fund (the Funds) as of July 31, 1998, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 1998, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of July 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.


                                        /s/ Ernst & Young LLP



Cincinnati, Ohio
September 24, 1998

Addresses
---------------------------------------------------------------------------------------------------------------------------
                  Fountain Square Commercial Paper Fund                      Fountain Square Funds
                  Fountain Square Government Cash Reserves Fund              c/o Fifth Third Bank
                  Fountain Square U.S. Treasury Obligations Fund             38 Fountain Square Plaza
                                                                             Cincinnati, Ohio 45263
---------------------------------------------------------------------------------------------------------------------------

Investment Advisor
                  Fifth Third Bank                                     38 Fountain Square Plaza
                                                                       Cincinnati, Ohio 45263
---------------------------------------------------------------------------------------------------------------------------

Custodian, Transfer Agent, Dividend Disbursing Agent, and Sub-Administrator
                  Fifth Third Bank                                     38 Fountain Square Plaza
                                                                       Cincinnati, Ohio 45263
---------------------------------------------------------------------------------------------------------------------------

Distributor and Administrator
                  BISYS Fund Services, L.P.                            3435 Stelzer Road
                                                                       Columbus, Ohio 43219
---------------------------------------------------------------------------------------------------------------------------

Independent Auditors
                  Ernst & Young LLP                                    1300 Chiquita Center
                                                                       250 East Fifth Street
                                                                       Cincinnati, Ohio 45202
---------------------------------------------------------------------------------------------------------------------------

                                          [LOGO OF FIFTH THIRD BANK APPEAR HERE]

                                                     Fifth Third Bank

                                                    Investment Advisor


9/98